Cover	Oct. 28, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2024
Entity File Number	001-39813
Entity Registrant Name	TRISALUS LIFE SCIENCES, INC.
Entity Central Index Key	0001826667
Entity Tax Identification Number	85-3009869
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6272 W. 91st Ave.
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80031
City Area Code	888
Local Phone Number	321-5212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TLSI
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	TLSIW
Security Exchange Name	NASDAQ